LEASES	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Leases [Abstract]
LEASES [Text Block]

12. LEASES

The Company's leases primarily consist of administrative real estate leases in Germany and the United States. Management has determined all the Company's leases are operating leases through June 30, 2023. Information regarding the Company's leases is as follows:

	Three months ended June 30, 2023	Three months ended June 30, 2022	Six months ended June 30, 2023	Six months ended June 30, 2022
Components of lease expense
Operating lease expense	$308	$136	$624	$327
Short-term lease expense	62	82	135	233
Total lease expense	$370	$218	$759	$560

Other Information
Operating cash flows from operating leases	$356	$216	$720	$489
ROU assets obtained in exchange for new operating lease liabilities	-	2,097	97	2,825
Weighted-average remaining lease term in years for operating leases			3.4	4.5
Weighted-average discount rate for operating leases			7.7%	8.1%

Maturities of operating lease liabilities as of June 30, 2023 are as follows:

Thousands of United States dollars	Operating Leases
2023	$1,234
2024	425
2025	396
2026	321
2027	48
Total future lease payments	2,424
Less: imputed interest	(247)
Total lease liabilities	2,177
Less: current lease liabilities	(1,124)
Total non-current lease liabilities	$1,053

Most of the Company’s leases contain renewal options to continue the leases for another term equivalent to the original term, which are generally up to two years. The lease liabilities above include renewal terms that management has executed or is reasonably certain of renewing, which only included leases that would have expired in 2023.

13. LEASES

The Company’s leases primarily consist of administrative real estate leases in Colombia, Germany and the United States, and the Company’s cultivation property in Santander, Colombia. Management has determined all the Company’s leases are operating leases through December 31, 2022. Information regarding the Company’s leases is as follows:

Thousands of United States dollars	Year ended December 31, 2022	Year ended December 31, 2021
Components of lease expense
Operating lease expense	$1,221	$316
Short-term lease expense	396	14
Total lease expense	$1,617	$330

Other Information
Operating cash flows from operating leases	$1,180	$256
ROU assets obtained in exchange for new operating lease liabilities	2,919	1,233
Weighted-average remaining lease term in years for operating leases	3.5	3.3
Weighted-average discount rate for operating leases	7.9%	9.0%

Maturities of operating lease liabilities as of December 31, 2022 are as follows:

Thousands of United States dollars	Operating Leases
2023	$1,383
2024	849
2025	443
2026	417
2027	237
Thereafter	189
Total future lease payments	3,518
Less: imputed interest	(461)
Total lease liabilities	3,057
Less: current lease liabilities	(1,188)
Total non-current lease liabilities	$1,869

Most of the Company’s leases contain renewal options to continue the leases for another term equivalent to the original term, which are generally up to two years. The lease liabilities above include renewal terms that management has executed or is reasonably certain of renewing, which only included leases that would have expired in 2022.

The Company’s operating lease of warehousing and office space for Vessel Brand Inc. expires August 31, 2027. The lease includes an option to extend the lease term for the entire space for a period of five years at the end of the current lease term. At December 31, 2022, the renewal option is not included in the related operating right of use asset recorded. At the end of 2022, the Company decided to move Vessel’s operations and to consolidate them with JustCBD’s operations in Florida. The Company is currently seeking a subtenant for this lease. See Note 11.

The Company’s operating lease of manufacturing and warehousing for High Roller Private Label LLC expires June 30, 2024. The lease does not contain a renewal option.

The Company’s operating lease of warehousing and office space for Just Brands LLC expires April 30, 2024. The lease does not contain a renewal option.

The Company’s land lease for 361 hectares of property in Santander, Colombia expires August 31, 2024 with an option to extend the lease for an additional five years, unless either the Company or lessor provide notice to terminate the lease at the end of the original term with six months’ notice. At December 31, 2022, the renewal option is not included in the related right of use asset recorded.